Equity - Schedule of Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2017 shares € / shares	Dec. 31, 2016 shares € / shares
2010 Share Option Programme [Member]
Statement Line Items [Line Items]
Outstanding at the beginning of the period	439,500	534,400
Granted during the period
Forfeited during the period	4,500	13,500
Exercised during the period
Expired during the period	70,650	81,400
Outstanding at the end of the period	364,350	439,500
Exercisable at the end of the period
Weighted average of remaining contractual life	18 months	27 months
2010 Share Option Programme [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Range of exercise prices for outstanding options | € / shares	€ 3.26	€ 2.44
2010 Share Option Programme [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Range of exercise prices for outstanding options | € / shares	€ 4.05	€ 4.05
2015 Share Option Programme [Member]
Statement Line Items [Line Items]
Outstanding at the beginning of the period	548,000
Granted during the period	629,500	555,500
Forfeited during the period	34,000	7,500
Exercised during the period
Expired during the period
Outstanding at the end of the period	1,143,500	548,000
Exercisable at the end of the period
Weighted average of remaining contractual life	60 months	59 months
2015 Share Option Programme [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Range of exercise prices for outstanding options | € / shares	€ 2.49	€ 2.49
2015 Share Option Programme [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Range of exercise prices for outstanding options | € / shares	€ 4.02	€ 3.28